Cover	Jan. 22, 2024
Cover [Abstract]
Entity Registrant Name	Natural Resource Holdings, Inc.
Entity Central Index Key	0001680689
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 22, 2024
Entity Ex Transition Period	false
Entity File Number	333-213553
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0500871
Entity Address Address Line 1	9980 S 300 W Suite200
Entity Address City Or Town	Sandy
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84070
City Area Code	435
Local Phone Number	2587821
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false